Investments in Affiliates and Joint Ventures - Schedule of Carrying Amount of Equity Method Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 312,601	$ 508,805
Golar Partners
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	58,166	214,296
Golar Power
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	210,088	261,693
Avenir
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	39,682	28,101
Others
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 4,665	$ 4,715